Shareholder Report, Holdings (Details)	Mar. 31, 2025
Class A Shares | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class A Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A Shares | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A Shares | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A Shares | Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A Shares | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class A Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares | Brookfield Real Assets Income Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Class A Shares | BrandywineGLOBAL - Global Income Opportunities Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Class A Shares | PGIM Short Duration High Yield Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Class A Shares | Aberdeen Income Credit Strategies Fund
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Class A Shares | Blackstone Strategic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Class A Shares | Nuveen Core Plus Impact Fund
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Class A Shares | Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Class A Shares | Irsa Inversiones Y Representaciones S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Class A Shares | Saba Capital Income & Opportunities Fund II
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Class A Shares | Cresud S.A. Comercial Industrial Financiera Y Agropecuaria
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class ADV Shares | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Class ADV Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Class ADV Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Class ADV Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class ADV Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class ADV Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class ADV Shares | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class ADV Shares | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class ADV Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class ADV Shares | Preferred Equity
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class ADV Shares | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class ADV Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class ADV Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class ADV Shares | Brookfield Real Assets Income Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Class ADV Shares | BrandywineGLOBAL - Global Income Opportunities Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Class ADV Shares | PGIM Short Duration High Yield Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Class ADV Shares | Aberdeen Income Credit Strategies Fund
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Class ADV Shares | Blackstone Strategic Credit Fund
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Class ADV Shares | Nuveen Core Plus Impact Fund
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Class ADV Shares | Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Class ADV Shares | Irsa Inversiones Y Representaciones S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Class ADV Shares | Saba Capital Income & Opportunities Fund II
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Class ADV Shares | Cresud S.A. Comercial Industrial Financiera Y Agropecuaria
Holdings [Line Items]
Percent of Net Asset Value	2.20%